Offerings - Offering: 1	Oct. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	8.500% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2057
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 26,100.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3ASR (Registration No. 333-298306), originally filed with the Securities and Exchange Commission (the "Commission") on August 13, 2026 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.